Document And Entity Information	12 Months Ended
Oct. 31, 2013
Document Information [Line Items]
Entity Registrant Name	CIS Acquisition Ltd.
Entity Central Index Key	0001543268
Current Fiscal Year End Date	--10-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	CISAU
Entity Common Stock, Shares Outstanding	5,136,000
Document Type	20-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes